UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riazzi Asset Management, LLC
Address:  2331 Far Hills Avenue, Suite 200
          Oakwood, OH 45419

Form 13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Riazzi
Title:    Chief Executive Office
Phone:    937-643-1000

Signature, Place, and Date of Signing:

     /s/ John Riazzi                Oakwood, OH               April 21, 2009
     ---------------------          -------------             ----------------
          [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           95

Form 13F Information Table Value Total:  $   161,303
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                    FORM 13F
                                As of: 12/31/2008

Name of Reporting Manager:   Riazzi Asset Manangement

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------  --------------    ---------  --------   -------------------  ---------- --------  -------------------
                                                                                                                  VOTING AUTHORITY
                                                             VALUE     SHRS OR  SH/   PUT/  INVESTMENT  OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT  PRN   CALL  DISCRETION MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------    ---------  --------   -------  ----  ----  ---------- --------  ----  ------  -----
ALLIANCE BERNSTEIN             Common Stocks     01881G106     328      22,275  SH          SOLE                 22,275
ALTRIA GROUP                   Common Stocks     02209S103     416      25,973  SH          SOLE                 25,973
BANK OF AMERICA                Common Stocks     060505104     434      63,618  SH          SOLE                 63,618
BP PLC  SPONS ADR              Common Stocks     055622104     802      19,994  SH          SOLE                 19,994
BRISTOL MYERS SQUIBB           Common Stocks     110122108   1,909      87,097  SH          SOLE                 87,097
CITIGROUP INC                  Common Stocks     172967101      73      28,836  SH          SOLE                 28,836
COLGATE PALMOLIVE              Common Stocks     194162103     662      11,230  SH          SOLE                 11,230
DOMINION RESOURCES INC VA      Common Stocks     25746U109     790      25,497  SH          SOLE                 25,497
DUKE ENERGY                    Common Stocks     26441C105   1,015      70,870  SH          SOLE                 70,870
EXXON MOBIL CORP               Common Stocks     30231G102   1,232      18,093  SH          SOLE                 18,093
GENERAL MARITIME CORP          Common Stocks     Y2693R101     275      39,324  SH          SOLE                 39,324
GOLDMAN SACHS GP 5.30%
   12SR NOTE DUE               Convertible Bond  38141GEV2     241     250,000  SH          SOLE                250,000
GREAT PLAINS ENERGY            Common Stocks     391164100     241      17,894  SH          SOLE                 17,894
JEFFERIES GROUP                Common Stocks     472319102     369      26,719  SH          SOLE                 26,719
KIMBERLY-CLARK                 Common Stocks     494368103     568      12,322  SH          SOLE                 12,322
KRAFT FOODS                    Common Stocks     50075N104     353      15,838  SH          SOLE                 15,838
KROGER CO                      Common Stocks     501044101     218      10,270  SH          SOLE                 10,270
LLOYDS TSB GROUP PLC ADR       Common Stocks     539439109     155      38,343  SH          SOLE                 38,343
LOEWS CORP-CAROLINA GROUP      Common Stocks     544147101     384       6,213  SH          SOLE                  6,213
MARATHON OIL CORP              Common Stocks     565849106     859      32,667  SH          SOLE                 32,667
MERCK & CO                     Common Stocks     589331107   1,423      53,198  SH          SOLE                 53,198
MICROSOFT CORP                 Common Stocks     594918104   1,897     103,244  SH          SOLE                103,244
PFIZER 4.45% 12                Convertible Bond  717081CZ4     277     270,000  SH          SOLE                270,000
PFIZER INC                     Common Stocks     717081103     453      33,232  SH          SOLE                 33,232
PHILIP MORRIS INTERNATIONAL    Common Stocks     718172109   1,088      30,573  SH          SOLE                 30,573
PROCTER & GAMBL                Common Stocks     742718109     333       7,082  SH          SOLE                  7,082
RAYMOND JAMES FIN              Common Stocks     754730109     520      26,404  SH          SOLE                 26,404
SCHLUMBERGER                   Common Stocks     806857108     579      14,247  SH          SOLE                 14,247
SCHWAB CHARLES CORP            Common Stocks     808513105     308      19,900  SH          SOLE                 19,900
SEASPAN CORP                   Common Stocks     Y75638109      85      10,340  SH          SOLE                 10,340
TEEKAY TANKERS                 Common Stocks     Y8565N102     124      13,060  SH          SOLE                 13,060
TRANSOCEAN INC NEW             Common Stocks     H8817H100     406       6,897  SH          SOLE                  6,897
VALERO ENERGY                  Common Stocks     91913Y100     229      12,793  SH          SOLE                 12,793
VODAFONE GROUP                 Common Stocks     92857W209   1,099      63,103  SH          SOLE                 63,103
WALT DISNEY CO                 Common Stocks     254687106     471      25,954  SH          SOLE                 25,954
AEGEAN MARINE PETROLEUM NETW   Common Stocks     Y0017S102   6,585     393,159  SH          SOLE                393,159
ALLETE INC.                    Common Stocks     018522300   1,925      72,110  SH          SOLE                 72,110
AMERICAN SAFETY INSURANCE      Common Stocks     G02995101   1,051      91,321  SH          SOLE                 91,321
ANNALY CAPITAL MANAGEMENT INC  Common Stocks     035710409   2,028     146,188  SH          SOLE                146,188
ARIES MARITIME TRANSPORT LTD   Common Stocks     G0474B105       5      13,000  SH          SOLE                 13,000
CABOT OIL & GAS                Common Stocks     127097103   1,817      77,072  SH          SOLE                 77,072
CHATTEM INC                    Common Stocks     162456107   2,820      50,316  SH          SOLE                 50,316
CIP VALE DO RIO                Common Stocks     204412209     503      37,829  SH          SOLE                 37,829
CMS ENERGY                     Common Stocks     125896100   2,575     217,446  SH          SOLE                217,446
COGENT INC.                    Common Stocks     19239Y108   7,428     624,198  SH          SOLE                624,198
COMSTOCK RES                   Common Stocks     205768203   2,618      87,853  SH          SOLE                 87,853
CONSOL ENERGY INC              Common Stocks     20854P109     359      14,236  SH          SOLE                 14,236
DEAN FOODS                     Common Stocks     242370104   5,027     278,048  SH          SOLE                278,048
DHT MARITIME INC               Common Stocks     Y2065G105   1,031     268,417  SH          SOLE                268,417
DIAMOND HILL INVESTMENT GROUP  Common Stocks     25264R207   1,054      26,802  SH          SOLE                 26,802
EXELON CORPORATION             Common Stocks     30161N101     568      12,509  SH          SOLE                 12,509
EZCORP INC                     Common Stocks     302301106   4,939     426,910  SH          SOLE                426,910
FAIR ISAAC CORP                Common Stocks     303250104   2,569     182,577  SH          SOLE                182,577
FIDLTY NATL FIN                Common Stocks     31620R105   5,586     286,300  SH          SOLE                286,300
FISERV INC                     Common Stocks     337738108     520      14,271  SH          SOLE                 14,271
FRONTIER COMMUNICATIONS        Common Stocks     35906A108   3,648     508,026  SH          SOLE                508,026
FTI CONSULTING INC             Common Stocks     302941109   8,126     164,220  SH          SOLE                164,220
GENCO SHIPPING & TRADING       Common Stocks     Y2685T107   2,775     224,851  SH          SOLE                224,851
GLOBAL IND                     Common Stocks     379336100   1,289     335,592  SH          SOLE                335,592
GOODRICH PETROLEUM             Common Stocks     382410405   1,808      93,402  SH          SOLE                 93,402
GULF ISL FABRICATION           Common Stocks     402307102     992     123,863  SH          SOLE                123,863
HANESBRANDS INC                Common Stocks     410345102   2,835     296,257  SH          SOLE                296,257
HCC INSURANCE                  Common Stocks     404132102   6,079     241,325  SH          SOLE                241,325
HELIX ENERGY SOLUTIONS GROUP   Common Stocks     42330P107     391      76,113  SH          SOLE                 76,113
HOLLY CORP                     Common Stocks     435758305   2,616     123,390  SH          SOLE                123,390
HOST HOTELS & RESORTS INC      Common Stocks     44107P104     171      43,746  SH          SOLE                 43,746
HYPERCOM CORP                  Common Stocks     44913M105     812     846,122  SH          SOLE                846,122
ID SYSTEMS                     Common Stocks     449489103     974     239,955  SH          SOLE                239,955
ISHARES RUSSELL 2000 VALUE     Common Stocks     464287630     584      14,804  SH          SOLE                 14,804
JARDEN CORP                    Common Stocks     471109108   2,257     178,125  SH          SOLE                178,125
JOHN WILEY & SONS INC          Common Stocks     968223206   2,960      99,410  SH          SOLE                 99,410
LTC PROPERTIES                 Common Stocks     502175102   5,077     289,490  SH          SOLE                289,490
McDERMOTT INTL                 Common Stocks     580037109   2,046     152,817  SH          SOLE                152,817
NAVIGANT CONSULTING CO         Common Stocks     63935N107   3,926     300,369  SH          SOLE                300,369
OMEGA HEALTHCARE REIT          Common Stocks     681936100   6,521     463,139  SH          SOLE                463,139
OMEGA NAVIGATION               Common Stocks     Y6476R105   1,601     432,611  SH          SOLE                432,611
ORTHOFIX                       Common Stocks     N6748L102     861      46,486  SH          SOLE                 46,486
PARKER DRILLING                Common Stocks     701081101     765     415,914  SH          SOLE                415,914
PARKWAY PPTIES                 Common Stocks     70159Q104   1,289     125,147  SH          SOLE                125,147
PARTNERRE LTD                  Common Stocks     G6852T105   2,644      42,597  SH          SOLE                 42,597
PETROHAWK ENERGY CORP          Common Stocks     716495106   2,740     142,463  SH          SOLE                142,463
PRIDE INTERNATN                Common Stocks     74153Q102   1,679      93,387  SH          SOLE                 93,387
REPUBLIC SVCS INC              Common Stocks     760759100   2,134     124,419  SH          SOLE                124,419
SCHERING PLOUGH                Common Stocks     806605101     761      32,318  SH          SOLE                 32,318
STEALTHGAS, INC                Common Stocks     Y81669106   1,827     359,032  SH          SOLE                359,032
SUPERIOR ENERGY                Common Stocks     868157108   3,488     270,626  SH          SOLE                270,626
TERRA INDUSTRIE                Common Stocks     880915103   1,906      67,837  SH          SOLE                 67,837
THERMO FISHER SCIENTIFIC INC   Common Stocks     883556102     661      18,524  SH          SOLE                 18,524
TRANSOCEAN INC NEW             Common Stocks     H8817H100     480       8,159  SH          SOLE                  8,159
UIL HOLDINGS CORP              Common Stocks     902748102   2,986     133,795  SH          SOLE                133,795
VALERO ENERGY                  Common Stocks     91913Y100     263      14,683  SH          SOLE                 14,683
WINDSTREAM CORP                Common Stocks     97381W104     500      62,067  SH          SOLE                 62,067
WRIGHT EXPRESS CORP            Common Stocks     98233Q105   2,698     148,063  SH          SOLE                148,063
XTO ENERGY INC                 Common Stocks     98385X106     427      13,936  SH          SOLE                 13,936
ZEP, INC                       Common Stocks     98944B108   4,082     398,988  SH          SOLE                398,988